SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Revenues, net	$ 3,357,924	$ 3,259,037
Cost of revenue to related party	2,365,517	2,374,817
Related Party [Member]
Related Party Transaction [Line Items]
Revenues, net		221
Cost of revenue to related party	423
Rental expenses paid to related parties	8,980	53,902
Loan interest expenses paid to related parties	$ 35,334	$ 35,600